Interim Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Operating activities
Net loss	$ (10,767,607)	$ (23,324,145)	$ (23,998,844)	$ (64,660,772)
Adjusting items
Interest income recognized in net loss	(538,872)	(106,837)	(1,090,630)	(187,834)
Depreciation of property and equipment	4,682	6,314	9,364	13,792
Amortization of intangible assets	48,236	48,227	95,941	82,045
Transaction costs recognized in net loss				35,175
Embedded derivative loss recognized in net loss		13,578,536		48,895,585
Accretion of preferred shares		1,097,699		2,085,737
Share-based compensation	1,271,935	598,535	2,003,728	682,276
Net foreign exchange gain	37,429	(8,353)	54,613	(15,393)
Income tax expense recognized in net loss	146,211	97,665	187,177	142,028
Income taxes paid	(54,447)	(42,500)	(59,693)	(88,089)
Tax credit	(126,337)		(160,997)
Net changes in working capital
Sales tax and other receivables	40,984	(64,316)	19,922	(25,024)
Investment tax credits receivable	(77,580)	(70,414)	(193,958)	(120,040)
Deferred financing costs		(182,240)		(275,784)
Prepaid expenses	(3,541,020)	(75,603)	(2,108,603)	(80,064)
Accounts payable and accrued liabilities	(195,284)	2,246,567	1,747,832	1,377,851
Net operating cash flows	(13,751,670)	(6,200,865)	(23,494,148)	(12,138,511)
Investing activities
Interest income received	97,826	36,329	263,545	367,372
Acquisition of short and long-term investments		(5,000,000)	(5,000,000)	(25,000,000)
Maturity of short-term investments			5,000,000	30,000,000
Acquisition of property and equipment		(5,302)		(12,828)
Acquisition of intellectual property		(1,000,000)		(1,000,000)
Net investing cash flows	97,826	(5,968,973)	263,545	4,354,544
Financing activities
Issuance of common shares		5,859		31,588
Net financing cash flows		5,859		9,902,148
Net (decrease) increase in cash	(13,653,844)	(12,163,979)	(23,230,603)	2,118,181
Cash at beginning of period	26,638,487	23,722,034	36,230,343	9,434,495
Effect of exchange rate fluctuations on cash held	(47,408)	26,166	(62,505)	31,545
Cash at end of period	$ 12,937,235	$ 11,584,221	$ 12,937,235	11,584,221
Series C preferred shares [member]
Financing activities
Issuance of preferred shares				10,000,080
Issue costs of preferred shares				$ (129,520)